Capital Risk (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Capital Risk Exposure [Abstract]
Summary of Regulatory Capital Resources	This table shows our qualifying regulatory capital:

	2025	2024
	£m	£m
CET1 capital	10,601	9,791
AT1 capital	1,860	1,860
Tier 1 capital	12,461	11,651
Tier 2 capital	1,854	2,093
Total capital[1]	14,315	13,744
1 Capital resources include a transitional IFRS 9 benefit at 31 December 2025 of £nil (2024: £12.2m).